Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assests (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retail Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	$ 5,367,505,159	$ 2,301,250,389	$ 1,046,222,984
Retail Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	4,914,401,398	2,122,664,791	944,489,597
Retail Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	195,929,967	56,582,477	25,830,575
Retail Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	72,423,360	19,971,141	9,460,281
Retail Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	48,612,119	17,078,626	6,593,090
Retail Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	136,138,315	84,953,354	59,849,441
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	4,798,353,200	1,689,704,983
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	4,656,644,832	1,661,141,387
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	141,708,368	28,563,596
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	352,224,767	497,027,182
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	217,842,645	442,799,373
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	42,799,786	24,814,727
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	62,234,203	17,545,729
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	29,348,133	11,867,353
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	216,927,192	114,518,224
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	39,913,921	18,724,031
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	11,421,813	3,204,154
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	10,189,157	2,425,412
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	19,263,986	5,211,273
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	136,138,315	84,953,354
Retail Portfolio | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(367,741,314)	(155,554,256)	(132,444,735)
Retail Portfolio | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(177,751,593)	(32,885,912)
Retail Portfolio | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(40,375,315)	(33,333,052)
Retail Portfolio | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(149,614,406)	(89,335,292)
Retail Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	4,999,763,845	2,145,696,133	913,778,249
Retail Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	4,620,601,607	1,656,819,071
Retail Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	311,849,452	463,694,130
Retail Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	67,312,786	25,182,932
Retail like Portfolio | Gross Carrying amount
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,394,241,148	1,479,010,009	2,093,632,161
Retail like Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,394,241,148	1,479,010,009	743,887,446
Retail like Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,335,325,055	1,421,577,886	723,871,047
Retail like Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	34,055,768	21,989,447	7,801,817
Retail like Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,542,450	6,478,366	1,643,773
Retail like Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,168,079	4,388,811	1,122,820
Retail like Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	18,149,796	24,575,499	9,447,989
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,309,132,208	1,208,627,643	1,956,306,607
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,309,132,208	1,208,627,643
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,283,979,966	1,198,081,512
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	25,152,242	10,546,131
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	54,561,024	235,306,318	107,506,020
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	54,561,024	235,306,318
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	43,243,937	216,806,103
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	6,241,972	9,693,744
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,043,171	5,572,328
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,031,944	3,234,143
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	30,547,916	35,076,048	29,819,534
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	30,547,916	35,076,048
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	8,101,152	6,690,271
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,661,554	1,749,572
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	499,279	906,038
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	1,136,135	1,154,668
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	18,149,796	24,575,499
Retail like Portfolio | Loss allowance
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(36,931,401)	(29,432,061)	(54,743,631)	$ (55,856,701)
Retail like Portfolio | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(36,931,401)	(29,432,061)	(17,936,844)
Retail like Portfolio | Loss allowance | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(16,005,417)	(5,836,074)	(30,245,310)	(3,405,161)
Retail like Portfolio | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(16,005,417)	(5,836,074)
Retail like Portfolio | Loss allowance | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(4,431,838)	(5,081,800)	(5,790,026)	(17,982,265)
Retail like Portfolio | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(4,431,838)	(5,081,800)
Retail like Portfolio | Loss allowance | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(16,494,146)	(18,514,187)	(18,708,295)	(34,469,275)
Retail like Portfolio | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(16,494,146)	(18,514,187)
Retail like Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,357,309,747	1,449,577,948	725,950,602
Retail like Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,293,126,791	1,202,791,569
Retail like Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	50,129,186	230,224,518
Retail like Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	14,053,770	16,561,861
Wholesale Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	8,485,214,355	9,004,772,465	2,183,737,861
Wholesale Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	28,033,596	2,963,199	3,096,934
Wholesale Portfolio | Gross Carrying amount | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	7,557,004,667	8,996,946,711	2,179,730,806
Wholesale Portfolio | Gross Carrying amount | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	900,176,092	4,862,555	910,121
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	8,453,225,974	8,832,948,834
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	7,555,015,491	8,832,948,834
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	898,210,483	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,765,232	168,840,718
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)		0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	1,989,176	163,997,877
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	1,776,056	4,842,841
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	28,223,149	2,982,913
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	28,033,596	2,963,199
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	189,553	19,714
Wholesale Portfolio | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(48,472,236)	(23,415,568)	(10,667,498)
Wholesale Portfolio | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(36,580,258)	(16,665,627)
Wholesale Portfolio | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(365,151)	(4,651,647)
Wholesale Portfolio | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(11,526,827)	(2,098,294)
Wholesale Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	8,436,742,119	8,981,356,897	2,173,070,363
Wholesale Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	8,416,645,716	8,816,283,207
Wholesale Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,400,081	164,189,071
Wholesale Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	16,696,322	884,619
Naranja ECL | Gross Carrying amount
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,720,632,431	2,063,144,999	2,330,559,957
Naranja ECL | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,720,632,431	2,063,144,999	785,158,474
Naranja ECL | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,210,154,640	1,901,746,803	718,386,434
Naranja ECL | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	201,292,410	83,542,584	34,271,433
Naranja ECL | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	105,679,947	26,897,608	10,288,175
Naranja ECL | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	74,195,012	11,093,212	5,385,482
Naranja ECL | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	129,310,422	39,864,792	16,826,950
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,189,230,758	1,971,272,353	2,184,988,983
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,189,230,758	1,971,272,353
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,024,782,355	1,890,843,075
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	164,448,403	80,429,278
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	400,525,077	52,007,854	83,447,355
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	400,525,077	52,007,854
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	185,296,862	10,903,728
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	36,823,076	3,113,306
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	105,632,364	26,897,608
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	72,772,775	11,093,212
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	130,876,596	39,864,792	62,123,619
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	130,876,596	39,864,792
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	75,423	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	20,931	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	47,583	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	1,422,237	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	129,310,422	39,864,792
Naranja ECL | Loss allowance
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(256,186,286)	(92,766,769)	(111,678,659)	(127,242,459)
Naranja ECL | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(256,186,286)	(92,766,769)	(40,860,416)
Naranja ECL | Loss allowance | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(108,875,413)	(54,475,076)	(53,397,449)	(75,000,670)
Naranja ECL | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(108,875,413)	(54,475,076)
Naranja ECL | Loss allowance | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(65,327,342)	(13,428,932)	(22,359,808)	(16,609,699)
Naranja ECL | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(65,327,342)	(13,428,932)
Naranja ECL | Loss allowance | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(81,983,531)	(24,862,761)	(35,921,402)	$ (35,632,090)
Naranja ECL | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(81,983,531)	(24,862,761)
Naranja ECL | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,464,446,145	1,970,378,230	$ 744,298,058
Naranja ECL | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,080,355,345	1,916,797,277
Naranja ECL | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	335,197,735	38,578,922
Naranja ECL | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	$ 48,893,065	$ 15,002,031